Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Classifications Of Property And Equipment
	As of December 31,
	2012			2011
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
Land	$5,335	$-	$5,335	$5,335	$-	$5,335
Buildings and leasehold improvements	230,665	(124,690)	105,975	210,337	(111,946)	98,391
Furniture, fixtures and equipment	155,118	(100,139)	54,979	135,487	(88,422)	47,065
Computer software	168,728	(73,246)	95,482	151,142	(55,504)	95,638
Total	$559,846	$(298,075)	$261,771	$502,301	$(255,872)	$246,429